Business segment information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
27.   Business segment information

The Bank’s activities are operated and managed in two segments, Commercial and Treasury. The segment information reflects this operational and management structure, in a manner consistent with the requirements outlined in ASC Topic 280 - Segment Reporting. The segment results are determined based on the Bank’s managerial accounting process, which assigns consolidated balance sheets, revenue and expense items to each reportable division on a systematic basis.

The Bank incorporates net operating income(3) by business segment in order to disclose the revenue and expense items related to its normal course of business, segregating from the net income, the impact of reversals of reserves for loan losses and off-balance sheet credit risk, and recoveries on assets. In addition, the Bank’s net interest income represents the main driver of net operating income; therefore, the Bank presents its interest-earning assets by business segment, to give an indication of the size of business generating net interest income. Interest-earning assets also generate gains and losses on sales, such as for securities available-for-sale and trading assets and liabilities, which are included in net other income, in the Treasury Segment. The Bank also discloses its other assets and contingencies by business segment, to give an indication of the size of business that generates net fees and commissions, also included in net other income, in the Commercial Segment.

The Bank believes that the presentation of net operating income provides important supplementary information to investors regarding financial and business trends relating to the Bank’s financial condition and results of operations. These measures exclude the impact of reversals (provisions) for loan losses and reversals (provisions) for losses on off-balance sheet credit risk (together referred to as “Reversal of provision (provision) for credit losses”) which Bank’s management considers distort trend analysis.

Net operating income disclosed by the Bank should not be considered a substitute for, or superior to, financial measures calculated differently from similar measures used by other companies. These measures, therefore, may not be comparable to similar measurements used by other companies.

The Commercial Segment incorporates all of the Bank’s financial intermediation and fees generated by the commercial portfolio. The commercial portfolio includes book value of loans, selected deposits placed, acceptances and contingencies. Operating income from the Commercial Segment includes net interest income from loans, fee income and allocated operating expenses.

The Treasury Segment incorporates deposits in banks and all of the Bank’s trading assets, securities available-for-sale and held-to-maturity, and the balance of the investment funds. Operating income from the Treasury Segment includes net interest income from deposits with banks, securities available-for-sale and held-to-maturity, net interest margin related to investment funds, derivative and hedging activities, net gain (loss) from investment funds trading, net gain (loss) from trading securities, net gain on sale of securities available-for-sale, net gain (loss) on foreign currency exchange, and allocated income and operating expenses.

The following table provides certain information regarding the Bank’s continuing operations by segment:

Business Segment Analysis (1)

	Year ended December 31
	2014	2013	2012
COMMERCIAL
Interest income	201,908	192,979	183,365
Interest expense	(79,674)	(77,931)	(73,398)
Net interest income	122,234	115,048	109,967
Net other income (2)	21,068	15,338	12,216
Operating expenses	(42,508)	(40,945)	(38,322)
Net operating income (3)	100,794	89,441	83,861
Reversal of provision (provision) for loan and off-balance sheet credit losses	(8,522)	1,217	12,389
Recoveries, net of impairment of assets	7	108	-
Net income attributable to Bladex stockholders	92,279	90,766	96,250

Commercial assets and contingencies (end of period balances):
Interest-earning assets (4 and 6)	6,677,734	6,141,630	5,708,456
Other assets and contingencies (5)	500,665	482,117	237,077
Total interest-earning assets, other assets and contingencies	7,178,399	6,623,747	5,945,533

TREASURY
Interest income	10,822	12,324	9,072
Interest expense	8,075	(4,280)	(14,062)
Net interest income	18,897	8,044	(4,990)
Net other income (expense)(2)	6,483	(4,877)	14,612
Operating expenses	(11,194)	(13,361)	(17,492)
Net operating income (3)	14,186	(10,194)	(7,870)
Net income (loss)	14,186	(10,194)	(7,870)
Net income attributable to the redeemable noncontrolling interest	(475)	(4,185)	293
Net income (loss) attributable to Bladex stockholders	14,661	(6,009)	(8,163)

Treasury assets and contingencies (end of period balances):
Interest-earning assets (6)	1,231,243	1,326,506	1,035,313
Redeemable noncontrolling interest	-	(49,898)	(3,384)
Total interest-earning assets, other assets and contingencies	1,231,243	1,276,608	1,031,929
TOTAL
Interest income	212,730	205,303	192,437
Interest expense	(71,599)	(82,211)	(87,460)
Net interest income	141,131	123,092	104,977
Net other income (2)	27,551	10,461	26,828
Operating expenses	(53,702)	(54,306)	(55,814)
Net operating income (3)	114,980	79,247	75,991

	Year ended December 31
	2014	2013	2012

Net operating income (3)	114,980	79,247	75,991
Reversal of provision (provision) for loans and off-balance sheet credit losses	(8,522)	1,217	12,389
Recoveries, net of impairment of assets	7	108	-
Net income – business segment	106,465	80,572	88,380
Net income (loss) attributable to the redeemable noncontrolling interest	(475)	(4,185)	293
Net income attributable to Bladex stockholders – business segment	106,940	84,757	88,087
Other income unallocated - gain on sale of premises and equipment	-	-	5,626
Discontinued operations (Note 3)	-	(4)	(681)
Net income attributable to Bladex stockholders	106,940	84,753	93,032

Total assets and contingencies (end of period balances):
Interest-earning assets (4 y 6)	7,908,977	7,468,136	6,743,769
Other assets and contingencies (5)	500,665	482,117	237,077
Redeemable noncontrolling interest	-	(49,898)	(3,384)
Total interest-earning assets, other assets and contingencies	8,409,642	7,900,355	6,977,462

(1)	The numbers set out in these tables have been rounded and accordingly may not total exactly.
(2)	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.
(3)	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
(4)	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
(5)	Includes customers’ liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.
(6)	Includes cash and due from banks, interest-bearing deposits with banks, securities available-for-sale and held-to-maturity, trading securities and the balance of investment funds.

	Year ended December 31
	2014	2013	2012
Reconciliation of Net other income:
Net other income – business segment	27,551	10,461	26,828
Reversal of provision (provision) for losses on off-balance sheet credit risk	(1,627)	(381)	4,046
Recoveries, net of impairment of assets	7	108	-
Gain on sale of premises and equipment	-	-	5,626
Net other income – consolidated financial statements	25,931	10,188	36,500

	Year ended December 31
	2014	2013	2012
Reconciliation of total assets:
Interest-earning assets – business segment	7,908,977	7,468,136	6,743,769
Allowance for loan losses	(79,675)	(72,751)	(72,976)
Customers’ liabilities under acceptances	114,018	1,128	1,157
Accrued interest receivable	47,938	40,727	37,819
Equipment and leasehold improvements, net	8,129	10,466	12,808
Derivative financial instruments used for hedging - receivable	12,324	15,217	19,239
Other assets	13,561	8,389	14,580
Total assets – consolidated financial statements	8,025,272	7,471,312	6,756,396

Geographic information is as follows:

	2014
			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total
Interest income	195,575	-	17,135	20	212,730
Interest expense	(70,539)	-	(1,023)	(37)	(71,599)
Net interest income	125,036	-	16,112	(17)	141,131

Long-lived assets:
Equipment and leasehold improvements, net	7,994	-	135	-	8,129

	2013
			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total
Interest income	184,501	33	18,501	2,268	205,303
Interest expense	(79,132)	-	(1,235)	(1,844)	(82,211)
Net interest income	105,369	33	17,266	424	123,092

Long-lived assets:
Equipment and leasehold improvements, net	10,237	-	229	-	10,466

	2012
			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total
Interest income	173,663	155	17,894	725	192,437
Interest expense	(86,019)	-	(1,332)	(109)	(87,460)
Net interest income	87,644	155	16,562	616	104,977

Long-lived assets:
Equipment and leasehold improvements, net	12,397	8	403	-	12,808